Accrued Liabilities (Notes)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities [Text Block]
ACCRUED LIABILITIES

Accrued liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Taxes other than income taxes	$942	$879
Environmental liabilities	819	1,548
Utilities	143	502
Accrued vacation	113	653
Interest and financing costs	18	—
Deferred revenue - trade	10	25
Employee costs - affiliate	—	895
Capital expenditures	—	164
Other	199	184
Total Accrued Liabilities	$2,244	$4,850